COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
17.	COMMITMENTS AND CONTINGENCIES

Nordic Galaxy

On January 17, 2012, we received the final award from the tribunal and as a consequence we shall be responsible for some of the legal costs of the seller. We expect that the amount of legal fees of the seller will be approximately $1.2 million, which is recognized as part of the "General & Administrative Expenses" as of December 31, 2011. Please see Note 9.

Nordic Harrier

In October 2010, Nordic Harrier was redelivered, from a long-term bareboat charter agreement, to the Company, and went directly into drydock for repair. The drydock period lasted until the end of April 2011. The vessel had not been technically operated according to sound maintenance practices by Gulf Navigation Company LLC, and the vessel's condition on redelivery to us was far below the contractual obligation of the charterer. All drydock expenses are capitalized and were paid during 2011. We have sought compensation for these expenses, but have not been able to reach an agreement with the charterer. The arbitration procedures have started and are expected to be finalized in 2013.

Legal Proceedings and Claims

The Company may become a party to various legal proceedings generally incidental to its business and is subject to a variety of environmental and pollution control laws and regulations. As is the case with other companies in similar industries, the Company faces exposure from actual or potential claims and legal proceedings. Although the ultimate disposition of legal proceedings cannot be predicted with certainty, it is the opinion of the Company's management that the outcome of any claim which might be pending or threatened, either individually or on a combined basis, will not have a materially adverse effect on the financial position of the Company, but could materially affect the Company's results of operations in a given year.

No claims have been filed against the Company for the fiscal year 2011 or 2010, and the Company has not been a party to any legal proceedings for the year ended December 31, 2011, December 31, 2010 and December 31, 2009, except as disclosed in Note 9.